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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ------------------

     This Amendment (Check only one.):    [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sankaty Advisors, LLC*
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 028-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

* Sankaty Advisors, LLC serves as an advisor to pooled investment vehicles (the "Funds") but exercises investment discretion with respect to only a limited number of these Funds. The filing of this 13F Holdings Report by Sankaty Advisors, LLC shall not be construed as an admission that Sankaty Advisors, LLC is the beneficial owner of such shares held by each of the Funds.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan S. Lavine
Title:   Manager
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

   /s/ Jonathan S. Lavine          Boston, MA          8/16/10
----------------------------    ----------------   ----------------
       [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         19
Form 13F Information Table Value Total:    373,221
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number    Name
---    --------------------    ----

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                             SANKATY ADVISORS, LLC.
                    FORM 13F INFORMATION TABLE AS OF 6/30/10

Column 1                         Column 2     Column 3  Column 4 Column 5  Column 6  Column 7     Column 8
                                                                                              VOTING AUTHORITY
                                                                   VALUE  INVESTMENT   OTHER  ----------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP     SHARES  (X$1000) DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------------------------------------------------------------------------------
BLACKSTONE GROUP L P           COM UNIT LTD  09253U108 1,183,000 $ 11,309   (OTHER)                         X
CASELLA WASTE SYS INC              CL A      147448104   748,238 $  2,858   (OTHER)                         X
CHILDRENS PL RETAIL STORES I       COM       168905107   679,336 $ 29,904   (OTHER)                         X
CIT GROUP INC                    COM NEW     125581801   218,751 $  7,407   (OTHER)                         X
CORE MARK HOLDING CO INC           COM       218681104    40,129 $  1,100   (OTHER)                         X
DDI CORP                      COM 0.0001 NEW 233162502 1,405,462 $ 10,583   (OTHER)                         X
FORTRESS INVESTMENT GROUP LL       CL A      34958B106 4,206,200 $ 12,072   (OTHER)                         X
HUDSON CITY BANCORP                COM       443683107 2,067,000 $ 25,321   (OTHER)                         X
JARDEN CORP                        COM       471109108 1,492,708 $ 40,109   (OTHER)                         X
NRG ENERGY INC                   COM NEW     629377508 2,417,400 $ 51,273   (OTHER)                         X
PACTIV CORP                        COM       695257105 3,198,000 $ 89,064   (OTHER)                         X
PAETEC HOLDING CORP                COM       695459107 1,510,000 $  5,149   (OTHER)                         X
PFIZER INC                         COM       717081103 1,263,000 $ 18,010   (OTHER)                         X
ROADRUNNDER TRNSN SVCS HLDG I      COM       76973Q105   382,463 $  5,435   (OTHER)                         X
SPIRIT AEROSYSTEMS HLDGS INC     COM CL A    848574109 1,460,000 $ 27,828   (OTHER)                         X
SUPERMEDIA INC                     COM       868447103    64,503 $  1,180   (OTHER)                         X
SUPERMEDIA INC                     COM       868447103    34,962 $    639    (Sole)                   X
TOWN SPORTS INTL HLDGS INC         COM       89214A102 2,135,231 $  4,911   (OTHER)                         X
VALASSIS COMMUNICATIONS INC        COM       918866104   916,406 $ 29,068   (OTHER)                         X